(10) Stock Options and Warrants: Schedule of Stock Options Roll Forward (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Stock Options Roll Forward

	Shares Under Option/ Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2012	336,782	$28.00
Granted	129,651	$10.79
Expired / Cancelled	(29,000)	$60.01

Outstanding as of June 30, 2013	437,433	$20.59	1.57 years	$506,361
Exercisable as of June 30, 2013	377,064	$22.19	1.54 years	$214,560

Scenario, Previously Reported
Tables/Schedules
Schedule of Stock Options Roll Forward

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of September 30, 2010	27,740,451	$ 0.36
Granted	75,000,000	$ 0.08
Expired	(3,562,249)	$ 0.32

Outstanding as of September 30, 2011	99,178,202	$ 0.13
Granted	10,900,000	$ 0.09
Expired / Cancelled	(42,721,709)	$ 0.11

Outstanding as of September 30, 2012	67,356,493	$ 0.14	2.09 years	$ -
Exercisable as of September 30, 2012	65,371,254	$ 0.14	2.09 years	$ -